Financial Instruments - Summary of Carrying Amount and Contractual Maturities of Financial Liabilities (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	$ 105,753,000	$ 46,542,000
Liquidity risk
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	180,643,000	88,540,000
Financial liabilities	192,699,000	93,152,000
Liquidity risk | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	79,629,000	64,288,000
Liquidity risk | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	11,635,000	16,082,000
Liquidity risk | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	96,206,000	6,756,000
Liquidity risk | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	5,229,000	6,026,000
Liquidity risk | Accounts payable and accrued liabilities
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	53,507,000	26,326,000
Financial liabilities	53,507,000	26,326,000
Liquidity risk | Accounts payable and accrued liabilities | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	53,507,000	26,326,000
Liquidity risk | Accounts payable and accrued liabilities | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Accounts payable and accrued liabilities | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Accounts payable and accrued liabilities | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Credit Facility
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	66,631,000	31,023,000
Financial liabilities	70,775,000	32,008,000
Liquidity risk | Credit Facility | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	2,072,000	32,008,000
Liquidity risk | Credit Facility | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	2,072,000	0
Liquidity risk | Credit Facility | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	66,631,000	0
Liquidity risk | Credit Facility | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Secured loans
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	8,596,000
Financial liabilities	9,060,000
Liquidity risk | Secured loans | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	4,988,000
Liquidity risk | Secured loans | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	4,072,000
Liquidity risk | Secured loans | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0
Liquidity risk | Secured loans | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0
Liquidity risk | Subordinated unsecured loan
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	17,500,000
Financial liabilities	21,773,000
Liquidity risk | Subordinated unsecured loan | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	1,221,000
Liquidity risk | Subordinated unsecured loan | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	1,221,000
Liquidity risk | Subordinated unsecured loan | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	19,331,000
Liquidity risk | Subordinated unsecured loan | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0
Liquidity risk | Balances of purchase payable, non-interest bearing
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	13,026,000	15,519,000
Financial liabilities	13,419,000	16,739,000
Liquidity risk | Balances of purchase payable, non-interest bearing | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	13,419,000	3,259,000
Liquidity risk | Balances of purchase payable, non-interest bearing | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	13,480,000
Liquidity risk | Balances of purchase payable, non-interest bearing | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Balances of purchase payable, non-interest bearing | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Other liabilities (included in long-term debt)
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	120,000	213,000
Financial liabilities	120,000	213,000
Liquidity risk | Other liabilities (included in long-term debt) | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	120,000	213,000
Liquidity risk | Other liabilities (included in long-term debt) | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Other liabilities (included in long-term debt) | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Other liabilities (included in long-term debt) | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Lease liabilities
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	21,263,000	15,459,000
Financial liabilities	24,045,000	17,866,000
Liquidity risk | Lease liabilities | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	4,302,000	2,482,000
Liquidity risk | Lease liabilities | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	4,270,000	2,602,000
Liquidity risk | Lease liabilities | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	10,244,000	6,756,000
Liquidity risk | Lease liabilities | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	$ 5,229,000	$ 6,026,000